Segment Information (Detail)	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Sep. 30, 2018 USD ($) Segment	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) Segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | Segment										2		2
Total revenue	$ 250,991		$ 413,601							$ 675,075	$ 991,671	$ 1,274,499	$ 1,010,663
Interest income, net	28,210	$ 64,429	77,339	$ 72,342	$ 77,854	$ 84,232	$ 97,726	$ 107,818	$ 103,333	139,612	227,535	291,964	393,109	$ 72,028
Loss from operations	2,666,583	$ 8,092,960	9,409,452	$ 8,876,965	$ 8,346,249	$ 7,984,267	$ 10,735,220	$ 11,470,951	$ 9,695,794	20,053,084	26,632,666	34,725,626	39,886,232	29,213,658
Operating Segments | Consumer Operations
Segment Reporting Information [Line Items]
Total revenue	250,991		413,601							675,075	991,671	1,274,499	1,010,663
Loss from operations	18,293		2,323,919							1,921,286	7,072,225	8,877,330	10,023,137	7,892,584
Operating Segments | Drug Development
Segment Reporting Information [Line Items]
Loss from operations	864,934		4,683,533							11,699,499	12,472,149	16,715,752	19,620,338	12,224,692
Corporate
Segment Reporting Information [Line Items]
Interest income, net	28,210		77,339							139,612	227,535	291,964	393,109	72,028
Loss from operations	$ 1,783,356		$ 2,402,000							$ 6,432,299	$ 7,088,292	$ 9,132,544	$ 10,242,757	$ 9,096,382